Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows:

	Year Ended December 31,
	2011	2012
Net balance as of January 1	$33,919	$71,367
Acquired through acquisitions(1)	40,017	9,206
Adjustments(2)	1,055	—
Effects of foreign currency exchange(3)	(3,624)	703

Net balance as of December 31	$71,367	$81,276

(1)	See Note 3 for acquisitions completed in financial years 2011 and 2012.
(2)	Adjustments to goodwill are related to contingent consideration related to 2007 acquisitions paid in 2011.
(3)	There were no accumulated goodwill impairment losses as of December 31, 2011 and 2012.